Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Income on financial investments	R$ 460	R$ 328	R$ 209
Interest income	1,147	799	638
Discounts obtained	6	15	42
Mercos deferred and contingent consideration adjustment			16,029
Subscription rights fair value adjustment		3,933
Exchange variation (foreign exchange profit)	86	2,096
Total	1,699	7,171	16,918
Financial expenses:
Contingent consideration fair value adjustments(i)		(40,535)	(16,294)
Interest on contingent consideration	(53,091)
Earnout penalty	(2,520)
Interest on loans, financing and debentures	(10,629)	(12,985)	(12,425)
Subscription rights fair value adjustment			(1,334)
Other interest and expense	(8,039)	(6,579)	(3,388)
Exchange variation (foreign exchange losses)	(12,604)	(95)	(111)
Exposure premium expense		(2,087)	(96)
Total	(86,883)	(62,281)	(33,648)
Financial income and expense, net	R$ (85,184)	R$ (55,110)	R$ (16,730)